INVESTMENTS - Schedule (Details) ¥ in Millions, $ in Millions	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Investments
Bank time deposits and financial products	¥ 893		¥ 1,958
Total short-term investments	1,112	$ 153	2,189
Equity securities without readily determinable fair values	163		182
Equity-method investments	1,264		1,289
Bank time deposits	824		812
Total long-term investments	2,499	$ 344	2,564
Marketable Securities
Investments
Equity securities with readily determinable fair values	219		231
Cjia Group-preferred shares
Investments
Equity securities without readily determinable fair values	81		99
Available-for-sale debt securities	248		281
Oravel Stays Private limited ("OYO")
Investments
Equity securities without readily determinable fair values	54		54
Other equity securities without readily determinable fair values
Investments
Equity securities without readily determinable fair values	28		29
AAPC LUB
Investments
Equity-method investments	468		490
Hotel related funds
Investments
Equity-method investments	476		479
Other investments
Investments
Equity-method investments	¥ 320		¥ 320